Net Loss per Share (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the periods ended March 31, 2021 and 2020 (in thousands, except share and per share data):

	For the three months ended March 31, 2021	For the period January 21, 2020 (Inception) - March 31, 2020
Net loss attributable to Hyzon	$(8,147)	$(124)
Weighted average shares outstanding	93,793,115	83,750,000

Earnings per common share – basic and diluted	$(0.09)	$(0.00)

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the period from January 21, 2020 (date of inception) to December 31, 2020 (in thousands, except share and per share data):

Net loss attributable to Hyzon	(14,271)
Weighted average shares outstanding	86,145,594

Earnings per common share—basic and diluted	(0.17)